Related and Interested Parties (Schedule of Balances with Interested Parties) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Related party transactions [abstract]
Other current assets	$ 46	$ 41
Other current liabilities	$ 0	$ 1